Goodwill and long-lived assets (Tables)	12 Months Ended
Mar. 31, 2015
Goodwill and long-lived assets
Schedule of changes in the carrying amount of goodwill by reportable segment

Goodwill as of March 31, 2015, 2014 and 2013 comprises the following:

Luxoft
Balances at March 31, 2013	$11,351

Balances at March 31, 2014	$11,351

Acquisition of Populus	192
Acquisition of Radius	12,674
Acquisition of Excelian	4,339

Total Goodwill acquired	17,205

Balances at March 31, 2015	$28,556